Business Divestitures	12 Months Ended
Dec. 31, 2020
Business Divestitures
Business Divestitures

3 - BUSINESS DIVESTITURES

Divestitures

Effective October 1, 2019, the Company sold its center in Utah to an entity controlled by the spouse of an employee for total consideration of $1,225,000. Consideration included cash of $250,000 and a note receivable of $975,000. The note receivable has a stated interest rate of 6%. Based on market rates, the Company recorded a discount on the note receivable of approximately $100,000 that is being amortized monthly over a five-year period. Assets disposed of included goodwill of approximately $1,072,000, other intangible assets of $27,000 and tangible assets of approximately $86,000. The sale of the center resulted in recognizing a loss of approximately $60,000. The results of operations from this center were immaterial to the Company as a whole.